Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

1) Entry into an $80 million purchase agreement

On January 11, 2021, the Company entered into an $80 million purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Rights Agreement”) with an accredited institutional investor (the “Investor”). The Company executed a Securities Purchase Agreement on December 31, 2020 with the Investor to purchase an aggregate principal amount of $1,650,000 of convertible subordinated bridge notes which shall be repaid or automatically converted into the Company’s ordinary shares, $0.01 par value (“Ordinary Shares”) prior to commencement of sales under the Purchase Agreement. On February 5 and March 12, 2021, the Company completed the sale of subordinated convertible notes of $1,100,000 and $550,000, respectively, to an accredited institutional investor pursuant to the Purchase Agreement.

The purchase price of the Ordinary Shares purchased by the Investor under the Purchase Agreement will be derived from prevailing market prices of the Company’s Ordinary Shares immediately preceding the time of sale. The Company will control the timing and amount of future sales, if any, of Ordinary Shares to the Investor. The Investor has no right to require the Company to sell any Ordinary Shares to the Investor, but the Investor is obligated to make purchases as the Company directs, subject to certain conditions.

Under the Purchase Agreement, from and after the Commencement Date, the Company has the right, from time to time in its sole discretion and subject to certain conditions and limitations set forth in the Purchase Agreement, to direct the Investor to purchase up to the lesser of (i) $2,500,000 in Ordinary Shares; and (ii) 75% of the average dollar volume of Ordinary Shares for the lowest 8 of 10 Trading Days prior to providing notice to the Investor. The Company may effect a regular purchase at the Regular Purchase Price equal to 85% of the arithmetic average of the three (3) lowest volume weighed average prices (“VWAP”) calculated for the period five (5) Trading Days prior to and ending five (5) Trading Days after delivery of pre-settlement purchase shares based on an estimate and true-up. The Company may also effect an alternate purchase at the Alternate Purchase Price equal to 80% of the arithmetic average of the VWAPs calculated for the period on and ending five (5) Trading Days after delivery of pre-settlement shares based on an estimate and true-up.

2) Changes in management and directors

On February 3, 2020, the Company’s Board of Directors accepted the resignation of Ping Liu as Chairwoman of the Board, as she resigned for personal health reasons. The Board then elected Zhaohui Deng (previously misidentified as Chaohui Deng), an independent director, as Chairman of the Board.

The Board removed Min Hu as Chief Executive Officer, as he was not participating in the Company’s bitcoin mining operations. Mr. Hu will remain an independent director of the Company. The Board then named Erke Huang, currently Chief Financial Officer and a director, also as Interim Chief Executive Officer while an ongoing search for a new CEO continues.

The Board also accepted the resignation of Hong Yu as Chief Strategy Officer and a director. Mr. Yu decided it was in the Company’s best interests for him to pursue his other opportunities. Separately, the Company has engaged two senior corporate strategy consultants in the United States with extensive experience spanning traditional financial services and digital assets, as well as associated legal and regulatory matters.  The addition of these resources significantly expands Bit Digital’s existing capabilities, and in partnership with Bit Digital’s management team, the consultants will help develop the evolution of Bit Digital’s business model and lead its expansion and growth strategy.  Following a transition period, the consultants are expected to be announced as senior executives of Bit Digital.

3) Class Action

On January 20, 2021, a securities class action lawsuit was filed against the Company and its Chief Executive Officer and Chief Financial Officer titled Anthony Pauwels v. Bit Digital, Inc., Min Hu and Erke Huang (Case No. 1:21-cv-00515) (U.S.D.C. S.D.N.Y.). A second class action lawsuit was filed on January 26, 2021,substantially identical, titled Yang v. Bit Digital, Inc., Min Hu and Erke Huang (Case No. 1:21-cv-00721) (U.S.D.C. S.D.N.Y.). Please refer to Note 9, Contingencies.